SHARE CAPITAL AND RESERVES (Details 7)	12 Months Ended
	Nov. 30, 2021 shares $ / shares	Nov. 30, 2020 shares	Nov. 30, 2019 shares
IfrsStatementLineItems [Line Items]
Number of Warrants	26,667
Agents Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants	26,667	213,333	8,000
Exercise Price | $ / shares	$ 1.88
Expiry Date	Jun. 04, 2025